Taxes Payable (Details) - Schedule of taxes payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
VAT payable	$ 488,443	$ 433,214
Income tax payable	1,521,767	1,253,258
Other tax payable	72,042	61,770
Total	$ 2,082,252	$ 1,748,242